Segmental analysis - Schedule of capital investment by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Capital investment	£ 5,052	£ 4,603
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Capital investment	1,684	1,290
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Capital investment	756	647
Operating segments | New England
Disclosure of operating segments [line items]
Capital investment	958	814
Operating segments | New York
Disclosure of operating segments [line items]
Capital investment	1,585	1,569
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Capital investment	69	279
Operating segments | Other
Disclosure of operating segments [line items]
Capital investment	0	4
Property, plant and equipment
Disclosure of operating segments [line items]
Capital investment	4,551	4,200
Non-current intangible assets
Disclosure of operating segments [line items]
Capital investment	323	196
Equity investments in joint ventures and associates
Disclosure of operating segments [line items]
Capital investment	15	102
Capital expenditure prepayments
Disclosure of operating segments [line items]
Capital investment	£ 163	£ 105